17. LEASES (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Variable payments not included in the lease liabilities	R$ 300,949	R$ 222,096
Expenses related to short-term assets	162,313	226,010
Expenses related to low-value assets	3,531	4,890
Amounts recognized in the statement of income	R$ 466,793	R$ 452,996